Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8048	1933 Act Rule 485(a)(1) 1933 Act File No. 002-73948 1940 Act File No. 811-03258

May 13, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: DFA	Investment Dimensions Group Inc.
File	Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 128/129 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being submitted to add two new classes of shares, designated Class R10 shares and Class R25 shares. Class R10 shares are being added to the U.S. Targeted Value Portfolio, and Class R25 shares are being added to the following series of the Registrant: the U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio, International Core Equity Portfolio, DFA International Small Cap Value, International Sustainability Core 1 Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio, and DFA Inflation-Protected Securities Portfolio (together, the “Portfolios”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectus and the statement of additional information relating to the Class R10 shares and Class R25 shares of the Portfolios.

As noted on the facing sheet, the Amendment relates only to Class R10 shares and Class R25 shares of the Portfolios, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

Philadelphia, PA — Malvern, PA — Harrisburg, PA — Wilmington, DE — Cherry Hill, NJ — Washington, DC

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission

May 13, 2011

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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